Gains (losses) from operating activities in the statement of income of expenses, included according to their nature - Revenue by Main Products and Service Lines (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Material Income And Expense [Line Items]
Revenue	$ 4,528,761	$ 7,467,490	$ 10,710,578
Specialty plant nutrition
Material Income And Expense [Line Items]
Revenue	941,940	913,912	1,172,334
Sodium Nitrates
Material Income And Expense [Line Items]
Revenue	16,906	25,056	21,294
Potassium nitrate and sodium potassium nitrate
Material Income And Expense [Line Items]
Revenue	531,961	502,349	700,081
Specialty Blends
Material Income And Expense [Line Items]
Revenue	246,219	235,290	285,027
Other specialty fertilizers
Material Income And Expense [Line Items]
Revenue	146,854	151,217	165,932
Iodine and derivatives
Material Income And Expense [Line Items]
Revenue	968,312	892,151	754,339
Lithium and derivatives
Material Income And Expense [Line Items]
Revenue	2,241,250	5,180,114	8,152,939
Potassium
Material Income And Expense [Line Items]
Revenue	270,783	279,050	437,180
Industrial chemicals
Material Income And Expense [Line Items]
Revenue	78,155	175,223	165,200
Other
Material Income And Expense [Line Items]
Revenue	$ 28,321	$ 27,040	$ 28,586